Summarized Status of Nonvested Shares and Changes during Periods (Parenthetical) (Detail) (Unvested Restricted Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition	672,724	1,667,246	[1]	310,690
Market value of stock awarded granted in connection with acquisition	$ 20.6	$ 41.3		$ 6.7
NetSpend Holdings Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock awards granted in connection with acquisition		870,361
Market value of stock awarded granted in connection with acquisition		$ 21.5

[1]	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.